SHAREHOLDERS' EQUITY (Narrative) (Details) $ / shares in Units, $ in Thousands								1 Months Ended						2 Months Ended	12 Months Ended
		Mar. 05, 2025 USD ($) $ / shares shares	Jan. 02, 2025 USD ($) shares	Oct. 10, 2024 USD ($) shares	Sep. 10, 2024 USD ($) $ / shares shares	Apr. 09, 2024 shares	Jul. 14, 2023 USD ($) $ / shares shares	Dec. 18, 2024 USD ($) $ / shares shares	Apr. 15, 2024 USD ($) $ / shares shares	Mar. 24, 2024 shares	Dec. 28, 2023 USD ($) $ / shares shares	Jul. 31, 2023 USD ($) $ / shares	Jul. 18, 2023 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares		Dec. 31, 2023 USD ($) $ / shares shares		Jan. 06, 2026 shares	Dec. 31, 2025 ₪ / shares	Dec. 31, 2025 USD ($) $ / shares shares	Feb. 20, 2025 $ / shares shares	Dec. 31, 2024 ₪ / shares	Dec. 31, 2024 USD ($) shares	Jul. 28, 2023 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary share issued																						830,613			341,827
Exercise of warrants outstanding																						462,600
Warrants exercise price | $ / shares									$ 96									$ 342
Options granted									7,798
Share-based compensation expense | $															$ 16	$ 80		$ 73
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value | $																						$ 64
Intrinsic value of share options exercisable | $																									$ 0
Number of ordinary shares called by warrants																						3,015,228
Proceeds from exercise of warrants | $															$ 0	3,165		2,511
Number of unvested stock options															15,765
Risk free rate									4.68%
Number of share issued														68,640	68,640
Number of shares sold			285,032
Sale of stock aggregate gross proceeds | $			$ 4,000
Sale of stock aggregate net proceeds | $			$ 3,800
Stock options assumptions average expected term									4 years 9 months
Volatility									97.24%
Shares authorized																				12,000,000		2,000,000	1,500,000		500,000
Ordinary shares, no par value | (per share)																					₪ 0		$ 0	₪ 0
Proceeds from Issuance of Warrants | $														$ 1,350	$ 1,350
Increase in class of warrant or right									177
Losss on change in fair value of warrants | $															$ 0	0		1,726
DeepSolar asset [Member] | Bladeranger Ltd [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing consideration amount | $		$ 7,200
Warrants exercise price | $ / shares		$ 2.2																				$ 6.2
Warrants Issued to purchase aggregate ordinary shares		223,792													685,004
Number of share issued		35,754													123,242
Number of warrants issued		44,758													616,208
Warrants outstanding and unexercised																						68,796
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | $															$ 431	230		731
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | $															$ 16	$ 80		$ 73
Board of Directors Chairman [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted				311
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value | $				$ 1
2019 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding																						43,551			4,511
Options granted															42,554
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period															0
Weighted average exercise price of options granted | $ / shares															$ 6.71
Cancelled															(3,514)
Risk free rate	[1]															4.68%
Volatility	[1]															97.24%		90.43%
2019 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free rate															3.69%			3.82%	[1]
Stock options assumptions average expected term															5 years	5 years	[1]	5 years	[1]
Volatility															112.00%
2019 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free rate															4.38%			3.87%	[1]
Stock options assumptions average expected term															5 years 9 months 21 days	6 years 4 months 28 days	[1]	6 years 4 months 28 days	[1]
Volatility															115.00%
July 14 Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercise price | $ / shares											$ 1,080
Number of warrants issued											2,510
July 18 Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercise price | $ / shares													$ 1,080
Warrants Issued to purchase aggregate ordinary shares													1,389
Investor Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercise price | $ / shares									$ 95.99		$ 342
Warrants Issued to purchase aggregate ordinary shares											3,899							3,899
Proceeds from exercise of warrants | $											$ 1,300
Valuation of warrants | $											73
New warrants issued | $											2,200
Number of share issued						1,467				1,016								1,417
Additional number of share received																		2,482
Losss on change in fair value of warrants | $											$ 1,500
December 2023 Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercise price | $ / shares	[2]																					$ 427.2
Number of ordinary shares called by warrants																						32,753
Warrants - A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercise price | $ / shares	[2]																					$ 15.5
Number of ordinary shares called by warrants																						1,087,565
Warrants - B [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercise price | $ / shares	[2]																					$ 32
Number of ordinary shares called by warrants																						1,087,565
Broker [Member] | Investor Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercise price | $ / shares											$ 427.2
Additional number of share received											273
At-the-Market [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary share issued																						285,032
ADS [Member] | Investor Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercise price | $ / shares											$ 342
Warrants Issued to purchase aggregate ordinary shares											7,798
Common Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Per share price | $ / shares											$ 74.64	$ 1,080
Net proceeds from warrant exercises | $											$ 1,000
Standard deviation percentage											93.49%	85.45%
Risk free rate											3.87%	4.00%
Valuation of warrants | $											$ 800	$ 2,500
Finance Income | $																										$ 1,700
Warrant valuation price per share | $ / shares							$ 131.52				$ 40.32		$ 124.08
Underwriters [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercise price | $ / shares									$ 120
Warrants Issued to purchase aggregate ordinary shares									2,917
Number of ordinary shares called by warrants									2,917
Proceeds from Issuance of Warrants | $									$ 4,000
Net proceeds of warrants | $									$ 3,300
Investor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary share issued																									37,937
Warrants exercise price | $ / shares					$ 32			$ 32
Options granted								98,930
Warrants Issued to purchase aggregate ordinary shares							1,527						1,389
Number of ordinary shares called by warrants							983						1,208
Gross proceeds from issuance of private placement | $							$ 2,700						$ 1,500
Combined purchase price | $ / shares							$ 1,080						$ 1,080
Risk free rate								4.68%
Stock options assumptions average expected term								4 years 9 months
Volatility								97.24%
Number of warrants issued							2,510	98,930
Proceeds from Issuance of Warrants | $								$ 3,170
Purchase price of pre funded warrants | $ / shares							$ 1,079.95						$ 1,079.95
Pre funded warrants issued to purchase aggregate ordinary shares													180
Increase in class of warrant or right								237
Investor [Member] | April 2024 Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary share issued									3,729
Warrants exercise price | $ / shares									$ 96
Warrants Issued to purchase aggregate ordinary shares									37,938
Number of ordinary shares called by warrants									37,938
Investor [Member] | Investor Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercise price | $ / shares									$ 95.95
Warrants Issued to purchase aggregate ordinary shares									41,667
Number of ordinary shares called by warrants									41,667
Investor [Member] | Inducement offer letter agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercise price | $ / shares					$ 32
Warrants Issued to purchase aggregate ordinary shares					98,930
Number of ordinary shares called by warrants					98,930
Proceeds from Issuance of Warrants | $					$ 1,600
Increase in class of warrant or right					712
Losss on change in fair value of warrants | $					$ 475
Investor [Member] | December 2023 Warrant [Member] | Inducement offer letter agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted					7,798
Investor [Member] | April 2024 Warrants [Member] | Inducement offer letter agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Issued to purchase aggregate ordinary shares					41,667
Investor [Member] | September Warrants And December Warrants [Member] | Inducement offer letter agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercise price | $ / shares					$ 32				$ 96
Warrants Issued to purchase aggregate ordinary shares					49,465
Employee And Director [Member] | 2019 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted															42,554	3,696
Weighted average grant date fair value per option | $ / shares															$ 606,000	$ 30,000
Weighted average exercise price of options granted | $ / shares																$ 30
Employee And Director [Member] | 2019 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price of options granted | $ / shares															$ 0.05
Risk free rate															3.69%
Stock options assumptions average expected term															5 years
Volatility															112.00%
Employee And Director [Member] | 2019 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price of options granted | $ / shares															$ 15.75
Risk free rate															4.38%
Stock options assumptions average expected term															5 years 9 months 21 days
Volatility															115.00%
Employee And Director [Member] | Employee Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost | $																						$ 208

[1]	The assumptions presented above are the original assumptions used to determine the options fair value at the date of the grants. The assumptions used to determine the incremental value of the options at the grant date are as presented at the Company's options valuation.
[2]	Exercise prices amounts have been retroactively adjusted to reflect a 1-for-5 reverse share split (Note 1d).